Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified			6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Dryships [Member]	Dec. 06, 2011 Ocean Rig U D W [Member]	Jun. 30, 2012 Ocean Rig U D W [Member]
Treasury Stock, Shares, Acquired			11,000,000
Value of repurchase program				$ 500,000
Number of Ocean Rig common shares sold through a public offering			11,500,000
Net proceeds from sale of Ocean Rig common stock			180,485
Net assets	4,055,356	3,938,662			3,003,954
Equity attributable to the controlling interest	$ 3,010,784	$ 3,145,328	$ 81,760